Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Summary of Current and Deferred Tax Expense

The following table illustrates the current and deferred taxes for the periods indicated:

	Years ended December 31,
(in thousands)	2020	2019	2018
Current income taxes	€17	€(296)	€600
Deferred taxes	(161,034)	-	-
Other taxes	17	28	-
Income taxes	€(161,000)	€(268)	€600

Summary of Reconciliation of Expected Income Tax Benefit to Actual Income Tax Benefit

The following table reconciles the expected income taxes to the actual current income taxes and deferred taxes as presented in the table above. The combined income tax rate of 30.79% in the year ended December 31, 2020 (during the years ended December 31, 2019 and 2018: 30.78% and 30.99%, respectively) was applied to loss before taxes to calculate the expected income taxes. This rate consists of above outlined tax rates of BioNTech SE applicable to the Group. The slight decrease of the tax rate results from the Lipocalyx GmbH business combination.

	Years ended December 31,
(in thousands)	2020	2019	2018
Loss before tax	€(145,802)	€(179,440)	€(47,662)

Expected tax benefit (based on BioNTech`s statutory tax rate of 30.79%, 2019: 30.78%, 2018: 30.99%)	44,891	55,240	14,776

Effects
Government grants exempted from taxes	14	48	28
Non-deductible expenses	(770)	(58)	(18)
Add-back for trade tax purposes	(595)	(110)	(96)
Non-tax effective bargain purchase	2,156	-	-
Non-recognition of tax effect on share-based payment expenses	(9,806)	(9,308)	-
Tax-effective equity transaction costs	10,229	5,121	-
Utilization of tax losses	-	-	1,165
Non-recognition of deferred taxes on tax losses and temporary differences	(12,961)	(51,197)	(13,634)
Recognition of deferred taxes on tax losses not recognized in prior periods	102,231	-	-
Recognition of deferred taxes on temporary differences not recognized in prior periods	26,241	192	-
Effect from lower foreign income tax rate	(1,304)	(102)	-
Adjustment prior year tax	(326)	316	-
Tax credit	1,059	-	-
Other effects	(59)	126	(2,821)
Income taxes	€161,000	€268	€(600)

Summary of Deferred Taxes

Deferred taxes for the periods indicated relate to the following:

Year ended December 31, 2020
(in thousands)	January 1, 2020	Recognized in P&L*	Recognized in OCI	Acquisition of subsidiaries and businesses	December 31, 2020
Fixed assets	€(655)	€(2,370)	-	€8,637	€5,612
Inventories	596	46	-	329	971
Leases	512	(5,091)	-	(14)	(4,593)
Contract liabilities	23,543	(174)	-	-	23,369
Interest-bearing loans and borrowings	-	(2,741)	-	195	(2,546)
Net employee defined benefit liabilities	-	169	(63)	698	804
Provisions	187	886	-	419	1,492
Other (incl. deferred expenses)	2,087	8,336	-	202	10,625
Tax loss carryforward / tax credit	109,764	41,660	-	24,280	175,704
Deferred Tax Assets Net (before valuation)	€136,034	€40,721	€(63)	€34,746	€211,438
Valuation Adjustment	(136,034)	120,313	-	(34,765)	(50,486)
Deferred Tax Assets Net (after valuation)	-	€161,034	€(63)	€(19)	€160,952

*Includes all changes in deferred taxes related to U.S. tax group other than those acquired in business combination

Year ended December 31, 2019
(in thousands)	January 1, 2019	Recognized in P&L	Recognized in OCI	Acquisition of subsidiaries and businesses	December 31, 2019
Fixed assets	€(90)	€(565)	-	-	€(655)
Inventories	-	596	-	-	€596
Leases	306	206	-	-	€512
Contract liabilities	28,441	(4,898)	-	-	€23,543
Provisions	134	53	-	-	€187
Other (incl. deferred expenses)	161	1,926	-	-	€2,087
Tax loss carryforward / tax credit	55,848	53,916	-	-	€109,764
Deferred Tax Assets Net (before valuation)	€84,799	€51,235	-	-	€136,034
Valuation Adjustment	(84,799)	(51,235)	-	-	(136,034)
Deferred Tax Assets Net (after valuation)	-	-	-	-	-

Summary of Accumulated Tax Losses

Accumulated tax losses of the German tax group, German entities not within the tax group and U.S. tax group for the periods indicated amount to the following:

	Years ended December 31,
(in thousands)	2020	2019	2018
Corporate Tax	€596,359	€356,044	€179,264
Trade Tax	513,561	352,341	176,425

	Years ended December 31,
(in thousands)	2020	2019	2018
Federal Tax Credits	€756	-	-
State Tax Credits	250	-	-